Goodwill and Intangible Assets - Schedule of Changes in the Carrying Amount of Goodwill (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Cost		$ 1,492,681	$ 1,492,681
Accumulated Impairment Loss		(25,797)	(25,797)
Net Carrying Value	$ 1,466,884	$ 1,466,884	$ 1,466,884	$ 0